CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock Series C	Common Stock Series E	Common Stock Series B	Common Stock Series D	Common Stock	Additional Paid-In Capital Series C	Additional Paid-In Capital Series E	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit Series E	Accumulated Deficit	Series C	Series E	Series B	Series D	Total
Preferred stock, beginning balance (in shares) at Dec. 31, 2018					137,248,112
Preferred stock, beginning balance at Dec. 31, 2018																$ 259,960,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of convertible preferred stock (in shares)	(9,442,858)
Repurchase of convertible preferred stock												$ (47,531,000)
Extinguishment of Series C convertible preferred stock												(10,404,000)
Issuance of Series D convertible preferred shares upon exercise of warrants (in shares)				374,777,280
Issuance of Series D convertible preferred stock upon exercise of warrants															$ 871,985,000
Issuance of convertible preferred shares (in shares)															374,777,280
Preferred stock, ending balance (in shares) at Dec. 31, 2019					502,582,534
Preferred stock, ending balance at Dec. 31, 2019																1,074,010,000
Beginning balance (in shares) at Dec. 31, 2018					20,165,672
Beginning balance at Dec. 31, 2018					$ 2,000			$ 294,000			$ (360,156,000)					(359,860,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(277,357,000)					(277,357,000)
Repurchase of Series C convertible preferred stock						$ (2,469,000)						(2,469,000)
Extinguishment and reclassification of convertible preferred stock						10,404,000						10,404,000
Issuance of common stock and common stock warrants upon the reverse recapitalization, net of issuance costs (in shares)					1,123,069
Issuance of common stock upon exercise of stock options					$ 483,000						483,000
Stock-based compensation								7,719,000								7,719,000
Ending balance (in shares) at Dec. 31, 2019					21,288,741
Ending balance at Dec. 31, 2019					$ 2,000			16,431,000			(637,513,000)					(621,080,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of convertible preferred stock (in shares)				164,992,213
Repurchase of convertible preferred stock												$ (24,885,000)			$ 400,000,000
Extinguishment of Series C convertible preferred stock																$ (4,000,000)
Issuance of convertible preferred shares (in shares)		301,092,346
Issuance of convertible preferred shares													$ 898,932,000
Settlement of Series D contingent forward contract liability													$ 110,456,000		$ 39,563,000
Preferred stock, ending balance (in shares) at Dec. 31, 2020					957,159,704							59,575,253	301,092,346	24,677,332	539,769,493	957,159,704
Preferred stock, ending balance at Dec. 31, 2020												$ 137,475,000	$ 1,009,388,000	$ 23,740,000	$ 1,311,548,000	$ 2,494,076,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(719,380,000)					(719,380,000)
Repurchase of Series C convertible preferred stock	$ 11,507,389					$ (12,784,000)						$ (12,784,000)
Extinguishment and reclassification of convertible preferred stock								1,000,000								$ 1,000,000
Issuance of common stock upon exercise of stock options (in shares)					7,502,961											7,502,955
Issuance of common stock upon exercise of stock options					$ 1,000			3,284,000								$ 3,285,000
Stock-based compensation								4,614,000								$ 4,614,000
Ending balance (in shares) at Dec. 31, 2020					28,791,702											28,791,702
Ending balance at Dec. 31, 2020					$ 3,000			38,113,000			(1,356,893,000)					$ (1,318,777,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred shares (in shares)													167,273,525
Repurchase of convertible preferred stock (in shares)			(3,525,365)
Issuance of Series D convertible preferred shares upon exercise of warrants (in shares)				1,546,799
Issuance of Series D convertible preferred stock upon exercise of warrants															12,936,000
Issuance of convertible preferred shares (in shares)		200,728,229
Issuance of convertible preferred shares													$ 3,206,159,000
Stock-based compensation related to Series E convertible preferred stock													123,614,000
Settlement of Series D contingent forward contract liability															$ 39,564,000
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse capitalization( in shares)					(1,155,909,367)
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization																$ (5,836,785,000)
Preferred stock, ending balance (in shares) at Dec. 31, 2021																0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(2,579,761,000)					$ (2,579,761,000)
Issuance of Series E convertible preferred stock							$ (22,395,000)			$ (2,129,218,000)			$ (2,151,613,000)
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization (in shares)					1,155,909,367
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization					$ (116,000)			(5,836,669,000)								(5,836,785,000)
Issuance of common stock and common stock warrants upon the reverse recapitalization, net of issuance costs (in shares)					425,395,023
Issuance of common stock and common stock warrants upon the reverse recapitalization, net of issuance costs					$ 42,000			3,590,914,000								3,590,956,000
Issuance and sale of common stock for tax withholdings of employee RSUs								(22,063,000)								(22,063,000)
Shares repurchased (in shares)					(857,825)
Treasury stock repurchase									$ (20,716,000)							(20,716,000)
Issuance of common stock upon vesting of employee RSUs (in shares)					601,176
Issuance of common stock upon exercise of common stock warrants (in shares)					26,640,121
Issuance of common stock upon exercise of common stock warrants					$ 3,000			173,270,000								173,273,000
Redemption of public warrants								(4,000)								$ (4,000)
Issuance of common stock upon exercise of stock options (in shares)					11,076,026											11,076,026
Issuance of common stock upon exercise of stock options					$ 1,000			8,131,000								$ 8,132,000
Stock-based compensation								393,143,000								$ 393,143,000
Ending balance (in shares) at Dec. 31, 2021					1,647,555,590											1,647,555,590
Ending balance at Dec. 31, 2021					$ 165,000			$ 9,995,778,000	$ (20,716,000)		$ (6,065,872,000)					$ 3,909,355,000
Beginning balance (in shares) at Jul. 22, 2021																451,295,965
Ending balance (in shares) at Jul. 23, 2021																1,618,621,534